Investment property - Summary of movement of investment property (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about investment property [abstract]
Beginning of year balances	S/ 986,538	S/ 1,118,608	S/ 745,185
Acquisition of Seguros Sura			251,212
Additions	60,865	55,795	124,089
Sales	(129,800)	(226,091)
Valuation gain (loss)	54,493	47,765	(1,878)
Net transfers, Note 3.4		(9,539)
Ending balance	S/ 972,096	S/ 986,538	S/ 1,118,608